Note 17 - Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Income Tax Disclosure [Abstract]
Income Before Taxes, Percent	26.00%	31.00%	30.00%
Effective Income Tax Rate Reconciliation, Percent	5.00%	13.00%	13.00%
Undistributed Earnings of Foreign Subsidiaries (in Dollars)	$ 118.1
Liability for Uncertain Tax Positions, Noncurrent (in Dollars)	5.8
Unrecognized Tax Benefits that Would Impact Effective Tax Rate (in Dollars)	4.7
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit (in Dollars)	$ (1.0)